Financial instruments - additional information - Foreign exchange risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign exchange risk
Amount of exchange gain (loss) recognised	£ (112.0)	£ 1,005.0	£ 138.0
Medium Term Notes liabilities
Foreign exchange risk
Amount of exchange gain (loss) recognised	1.0	0.4	(1.0)
Other (mainly investments of PAC with-profits fund)
Foreign exchange risk
Amount of exchange gain (loss) recognised	£ (113.0)	£ 1,005.0	£ 139.0
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	24.00%	23.00%
Percentage of financial liabilities in other than functional currencies	16.00%	12.00%
Foreign exchange risk | PAC with-profits fund
Foreign exchange risk
Percentage of non-functional currency financial assets held by fund	52.00%	52.00%
Percentage of non-functional currency financial liabilities held by fund	28.00%	28.00%